Treasury Stock	12 Months Ended
Mar. 31, 2011
Treasury Stock
Treasury Stock
(14)	Treasury Stock

The JCL allows a company to acquire treasury stock upon shareholders' approval to the extent that sufficient distributable funds are available. If the Board of Directors' authority is stated in the articles of incorporation, a company is allowed to acquire treasury stock not upon shareholders' approval but Board of Directors' approval. Acquisition of treasury stock is allowed under the Company's articles of incorporation.

Pursuant to the provisions of the JCL, shareholders may request the company to acquire their shares representing less than a minimum trading lot as shares less than a minimum trading lot cannot be publicly traded and such a shareholder holding less than a minimum trading lot cannot exercise a voting right and other shareholder's rights except as provided in the JCL or the articles of incorporation. The JCL also states that a shareholder holding shares less than a minimum trading lot may request the company to sell its treasury stock, if any, to the shareholder up to a minimum trading lot if entitled under the articles of incorporation. Sale of treasury stock is allowed under the Company's articles of incorporation.

The changes in treasury stock for the years ended March 31, 2011, 2010 and 2009 are summarized as follows:

		Yen (millions)
	Shares	Amount
Balance as of March 31, 2008	43,727,729	26,130
Acquisition for treasury	1,500,226	858
Sales of treasury stock	(1,253,991)	(751)

Balance as of March 31, 2009	43,973,964	26,237
Acquisition for treasury	376,025	115
Sales of treasury stock	(335,738)	(201)

Balance as of March 31, 2010	44,014,251	26,151
Acquisition for treasury	456,705	183
Sales of treasury stock	(41,926,879)	(24,963)

Balance as of March 31, 2011	2,544,077	1,371

Sales of treasury stock for the year ended March 31, 2011 includes exchange of treasury stock to noncontrolling interest holders in order to convert Hitachi Plant Technologies, Ltd. and Hitachi Maxell, Ltd. to wholly owned subsidiaries.